Financial Instruments - Sensitivity ranges for the base fair values (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	$ 598,000,000		$ 737,000,000
Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(16,000,000)
Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value			7,000,000
Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	11,000,000		10,000,000
Full requirements – Eastern US | Cost Of Supply
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 1		$ 1
Long-term wind energy sale –Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(29,000,000)
Long-term wind energy sale –Eastern US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value			(28,000,000)
Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(4,000,000)		(6,000,000)
Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh						$ 1
Increase (decrease) in derivative future power prices, reasonable possible		(1)
Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh						$ 6
Increase (decrease) in derivative future power prices, reasonable possible		(6)
Minimum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	59,000,000		139,000,000
Increase (decrease) in derivative future power prices, reasonable possible		(3)		$ 3
Minimum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	5,000,000
Minimum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		(3)
Minimum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					$ 24
Rail rate escalation	$ 21
Increase (decrease) in rail rate escalation expressed as a percentage	0				0
Minimum | Coal transportation – US | Long-term contracts | US | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Significant unobservable inputs, derivative asset	0.15				0.15
Increase (decrease) in significant unobservable inputs, derivative asset	0.80				0.80
Minimum | Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			$ 2,000,000
Basis relationship, percent			91.00%	91.00%
Non-standard shape factors, percent			63.00%	63.00%
Sensitivity analysis in derivative, basis relationship, percent			4.00%	4.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			4.00%	4.00%
Minimum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 3,000,000		$ 3,000,000
Minimum | Full requirements – Eastern US | US | Volume Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	0.95		0.95		0.95	0.95
Minimum | Long-term wind energy sale –Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 22,000,000
Minimum | Long-term wind energy sale –Eastern US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			$ 20,000,000
Minimum | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	5,000,000		8,000,000
Minimum | Fixed-price contracts | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					$ 24	$ 20
Minimum | Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					35	$ 38
Maximum | Long-term power sale – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	35,000,000		46,000,000
Increase (decrease) in derivative future power prices, reasonable possible		5		$ 9
Maximum | Coal transportation – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	3,000,000
Maximum | Coal transportation – US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in derivative future power prices, reasonable possible		$ 5
Maximum | Coal transportation – US | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					$ 32
Rail rate escalation	$ 24
Increase (decrease) in rail rate escalation expressed as a percentage	0.04				0.04
Maximum | Coal transportation – US | Long-term contracts | US | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Significant unobservable inputs, derivative asset	0.40				0.40
Increase (decrease) in significant unobservable inputs, derivative asset	1.20				1.20
Maximum | Structured products – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			$ 2,000,000
Basis relationship, percent			112.00%	112.00%
Non-standard shape factors, percent			116.00%	116.00%
Sensitivity analysis in derivative, basis relationship, percent			6.00%	6.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			10.00%	10.00%
Maximum | Full requirements – Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 3,000,000		$ 3,000,000
Maximum | Full requirements – Eastern US | US | Volume Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in significant unobservable inputs, derivative asset	1.05		1.05		1.05	1.05
Maximum | Long-term wind energy sale –Eastern US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 22,000,000
Maximum | Long-term wind energy sale –Eastern US | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments			$ 20,000,000
Maximum | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption increase (decrease), financial instruments	$ 5,000,000		$ 8,000,000
Maximum | Fixed-price contracts | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					$ 11	$ 9
Maximum | Fixed-price contracts | Long-term contracts | US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					32	28
Maximum | Forward contract | Long-term contracts | Level III
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future power price ranges per MWh					$ 52	$ 60